Stockholders' Equity - Stock (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	May 01, 2012	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.001
Preferred stock, shares issued		0	0
Preferred stock, shares authorized		4,000,000	5,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Series A Junior Participating preferred stock, shares authorized		1,000,000	0
Preferred stock, shares outstanding		0	0
Series A Junior Participating preferred stock, shares issued		0	0
Series A Junior Participating preferred stock, shares outstanding		0	0
Series A Junior Participating Preferred Stock, Par Value		$ 0.001	$ 0.001
Beneficial Ownership		4.99%
Common stock, shares issued	4,500,000
Public offering price	$ 9.00
Proceeds from issuance of stock in a public offering	$ 37.7
Series A Junior Participating Preferred stock [Member]
Capital Stock [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights		1,424